SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
23.	SUBSEQUENT EVENTS
No subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.